Earning Per Share (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of basic and diluted net income per share
Net income available to common stockholders for basic and diluted net income per share of common stock	$ 1,375,241	$ 942,321	$ 3,899,730	$ 2,206,267
Weighted average common stock outstanding - basic	50,000,000	50,000,000	50,000,000	47,819,672
Effect of dilutive securities:
Subscribed common shares issuable
Stock options issued to directors/officers	18,118,682
Weighted average common stock outstanding - diluted	68,118,682	50,000,000	50,000,000	47,819,672
Net income per common share - basic	$ 0.03	$ 0.02	$ 0.08	$ 0.05
Net income per common share - diluted	$ 0.02	$ 0.02	$ 0.08	$ 0.05